Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Changes in Accumulated Other Comprehensive Income (Loss) by Component

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2018

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$(28.4)	$(13.0)	$11.9	$141.6	$(179.9)	$(67.8)
Change in Fair Value Recognized in AOCI	37.3	2.3	—	—	(33.0)	6.6
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues (a)	(0.1)	—	—	—	—	(0.1)
Purchased Electricity for Resale (a)	(32.6)	—	—	—	—	(32.6)
Interest Expense (a)	—	1.1	—	—	—	1.1
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains) Losses	—	—	—	12.8	—	12.8
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(32.7)	1.1	—	(6.7)	—	(38.3)
Income Tax (Expense) Benefit	(6.9)	0.3	—	(1.4)	—	(8.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(25.8)	0.8	—	(5.3)	—	(30.3)
Net Current Period Other Comprehensive Income (Loss)	11.5	3.1	—	(5.3)	(33.0)	(23.7)
ASU 2018-02 Adoption (b)	(6.1)	(2.7)	—	—	(8.2)	(17.0)
ASU 2016-01 Adoption (b)	—	—	(11.9)	—	—	(11.9)
Balance in AOCI as of December 31, 2018	$(23.0)	$(12.6)	$—	$136.3	$(221.1)	$(120.4)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)
Change in Fair Value Recognized in AOCI	(20.4)	1.6	3.5	—	86.5	71.2
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues (a)	(5.6)	—	—	—	—	(5.6)
Purchased Electricity for Resale (a)	28.8	—	—	—	—	28.8
Interest Expense (a)	—	1.5	—	—	—	1.5
Amortization of Prior Service Cost (Credit)	—	—	—	(19.6)	—	(19.6)
Amortization of Actuarial (Gains) Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Benefit	23.2	1.5	—	1.7	—	26.4
Income Tax (Expense) Benefit	8.1	0.4	—	0.6	—	9.1
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	15.1	1.1	—	1.1	—	17.3
Net Current Period Other Comprehensive Income (Loss)	(5.3)	2.7	3.5	1.1	86.5	88.5
Balance in AOCI as of December 31, 2017	$(28.4)	$(13.0)	$11.9	$141.6	$(179.9)	$(67.8)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)
Change in Fair Value Recognized in AOCI	(14.6)	—	1.3	—	(14.7)	(28.0)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues (a)	(21.4)	—	—	—	—	(21.4)
Purchased Electricity for Resale (a)	16.4	—	—	—	—	16.4
Interest Expense (a)	—	2.4	—	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	—	(19.4)	—	(19.4)
Amortization of Actuarial (Gains) Losses	—	—	—	20.3	—	20.3
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(5.0)	2.4	—	0.9	—	(1.7)
Income Tax (Expense) Benefit	(1.7)	0.9	—	0.3	—	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(3.3)	1.5	—	0.6	—	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(17.9)	1.5	1.3	0.6	(14.7)	(29.2)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)

AEP Texas
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2018

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$(4.5)	$4.5	$(12.6)	$(12.6)
Change in Fair Value Recognized in AOCI	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	1.3	—	—	1.3
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains) Losses	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.3	0.3	—	1.6
Income Tax (Expense) Benefit	0.3	0.1	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.0	0.2	—	1.2
Net Current Period Other Comprehensive Income (Loss)	1.0	0.2	(1.0)	0.2
ASU 2018-02 Adoption (b)	(0.9)	—	(1.8)	(2.7)
Balance in AOCI as of December 31, 2018	$(4.4)	$4.7	$(15.4)	$(15.1)

AEP Texas
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(5.4)	$4.2	$(13.7)	$(14.9)
Change in Fair Value Recognized in AOCI	—	—	1.1	1.1
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	1.3	—	—	1.3
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains) Losses	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.3	0.4	—	1.7
Income Tax (Expense) Benefit	0.4	0.1	—	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.9	0.3	—	1.2
Net Current Period Other Comprehensive Income (Loss)	0.9	0.3	1.1	2.3
Balance in AOCI as of December 31, 2017	$(4.5)	$4.5	$(12.6)	$(12.6)

AEP Texas
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(6.5)	$3.9	$(14.6)	$(17.2)
Change in Fair Value Recognized in AOCI	(0.1)	—	0.9	0.8
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	1.8	—	—	1.8
Amortization of Prior Service Cost (Credit)	—	(0.1)	—	(0.1)
Amortization of Actuarial (Gains) Losses	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.8	0.4	—	2.2
Income Tax (Expense) Benefit	0.6	0.1	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.2	0.3	—	1.5
Net Current Period Other Comprehensive Income (Loss)	1.1	0.3	0.9	2.3
Balance in AOCI as of December 31, 2016	$(5.4)	$4.2	$(13.7)	$(14.9)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2018

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$—	$2.2	$14.8	$(15.7)	$1.3
Change in Fair Value Recognized in AOCI	(0.7)	—	—	(2.6)	(3.3)
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale (a)	0.9	—	—	—	0.9
Interest Expense (a)	—	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	—	(5.2)	—	(5.2)
Amortization of Actuarial (Gains) Losses	—	—	1.3	—	1.3
Reclassifications from AOCI, before Income Tax (Expense) Benefit	0.9	(1.1)	(3.9)	—	(4.1)
Income Tax (Expense) Benefit	0.2	(0.2)	(0.8)	—	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.7	(0.9)	(3.1)	—	(3.3)
Net Current Period Other Comprehensive Income (Loss)	—	(0.9)	(3.1)	(2.6)	(6.6)
ASU 2018-02 Adoption (b)	—	0.5	—	(0.2)	0.3
Balance in AOCI as of December 31, 2018	$—	$1.8	$11.7	$(18.5)	$(5.0)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$2.9	$16.0	$(27.3)	$(8.4)
Change in Fair Value Recognized in AOCI	—	—	11.6	11.6
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	(5.2)	—	(5.2)
Amortization of Actuarial (Gains) Losses	—	3.4	—	3.4
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.1)	(1.8)	—	(2.9)
Income Tax (Expense) Benefit	(0.4)	(0.6)	—	(1.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.7)	(1.2)	—	(1.9)
Net Current Period Other Comprehensive Income (Loss)	(0.7)	(1.2)	11.6	9.7
Balance in AOCI as of December 31, 2017	$2.2	$14.8	$(15.7)	$1.3

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$3.6	$17.4	$(23.8)	$(2.8)
Change in Fair Value Recognized in AOCI	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains) Losses	—	3.0	—	3.0
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.1)	(2.1)	—	(3.2)
Income Tax (Expense) Benefit	(0.4)	(0.7)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.7)	(1.4)	—	(2.1)
Net Current Period Other Comprehensive Income (Loss)	(0.7)	(1.4)	(3.5)	(5.6)
Balance in AOCI as of December 31, 2016	$2.9	$16.0	$(27.3)	$(8.4)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2018

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$(10.7)	$5.1	$(6.5)	$(12.1)
Change in Fair Value Recognized in AOCI	—	—	(0.6)	(0.6)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains) Losses	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	—	—	2.0
Income Tax (Expense) Benefit	0.4	—	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.6	—	—	1.6
Net Current Period Other Comprehensive Income (Loss)	1.6	—	(0.6)	1.0
ASU 2018-02 Adoption (b)	(2.4)	—	(0.3)	(2.7)
Balance in AOCI as of December 31, 2018	$(11.5)	$5.1	$(7.4)	$(13.8)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(12.0)	$5.1	$(9.3)	$(16.2)
Change in Fair Value Recognized in AOCI	—	—	2.8	2.8
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains) Losses	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	—	—	2.0
Income Tax (Expense) Benefit	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	1.3	—	2.8	4.1
Balance in AOCI as of December 31, 2017	$(10.7)	$5.1	$(6.5)	$(12.1)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(13.3)	$5.1	$(8.5)	$(16.7)
Change in Fair Value Recognized in AOCI	—	—	(0.8)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains) Losses	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	—	—	2.0
Income Tax (Expense) Benefit	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	1.3	—	(0.8)	0.5
Balance in AOCI as of December 31, 2016	$(12.0)	$5.1	$(9.3)	$(16.2)

OPCo
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2018

		Cash Flow Hedge –
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2017	$1.9
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense (a)	(1.7)
	Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.7)
	Income Tax (Expense) Benefit	(0.4)
	Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.3)
	Net Current Period Other Comprehensive Income (Loss)	(1.3)
	ASU 2018-02 Adoption (b)	0.4
	Balance in AOCI as of December 31, 2018	$1.0

OPCo
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2017

		Cash Flow Hedge –
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2016	$3.0
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense (a)	(1.7)
	Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.7)
	Income Tax (Expense) Benefit	(0.6)
	Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.1)
	Net Current Period Other Comprehensive Income (Loss)	(1.1)
	Balance in AOCI as of December 31, 2017	$1.9

OPCo
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2016

		Cash Flow Hedge –
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2015	$4.3
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense (a)	(1.9)
	Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.9)
	Income Tax (Expense) Benefit	(0.6)
	Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.3)
	Net Current Period Other Comprehensive Income (Loss)	(1.3)
	Balance in AOCI as of December 31, 2016	$3.0

PSO
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2018

		Cash Flow Hedge –
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2017	$2.6
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense (a)	(1.3)
	Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.3)
	Income Tax (Expense) Benefit	(0.3)
	Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.0)
	Net Current Period Other Comprehensive Income (Loss)	(1.0)
	ASU 2018-02 Adoption (b)	0.5
	Balance in AOCI as of December 31, 2018	$2.1

PSO
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2017

		Cash Flow Hedge –
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2016	$3.4
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense (a)	(1.3)
	Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.3)
	Income Tax (Expense) Benefit	(0.5)
	Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.8)
	Net Current Period Other Comprehensive Income (Loss)	(0.8)
	Balance in AOCI as of December 31, 2017	$2.6

PSO
	Changes in Accumulated Other Comprehensive Income (Loss) by Component
	For the Year Ended December 31, 2016

		Cash Flow Hedge –
		Interest Rate
		(in millions)
	Balance in AOCI as of December 31, 2015	$4.2
	Change in Fair Value Recognized in AOCI	—
	Amount of (Gain) Loss Reclassified from AOCI
	Interest Expense (a)	(1.2)
	Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.2)
	Income Tax (Expense) Benefit	(0.4)
	Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.8)
	Net Current Period Other Comprehensive Income (Loss)	(0.8)
	Balance in AOCI as of December 31, 2016	$3.4

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2018

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2017	$(6.0)	$1.2	$0.8	$(4.0)
Change in Fair Value Recognized in AOCI	2.3	—	(3.1)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	2.1	—	—	2.1
Amortization of Prior Service Cost (Credit)	—	(2.0)	—	(2.0)
Amortization of Actuarial (Gains) Losses	—	0.2	—	0.2
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.1	(1.8)	—	0.3
Income Tax (Expense) Benefit	0.4	(0.4)	—	—
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.7	(1.4)	—	0.3
Net Current Period Other Comprehensive Income (Loss)	4.0	(1.4)	(3.1)	(0.5)
ASU 2018-02 Adoption (b)	(1.3)	—	0.4	(0.9)
Balance in AOCI as of December 31, 2018	$(3.3)	$(0.2)	$(1.9)	$(5.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2017

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2016	$(7.4)	$1.9	$(3.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	4.7	4.7
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	2.2	—	—	2.2
Amortization of Prior Service Cost (Credit)	—	(2.0)	—	(2.0)
Amortization of Actuarial (Gains) Losses	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.2	(1.1)	—	1.1
Income Tax (Expense) Benefit	0.8	(0.4)	—	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.4	(0.7)	—	0.7
Net Current Period Other Comprehensive Income (Loss)	1.4	(0.7)	4.7	5.4
Balance in AOCI as of December 31, 2017	$(6.0)	$1.2	$0.8	$(4.0)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

		Pension and OPEB
		Amortization	Changes in
	Cash Flow Hedge –	of Deferred	Funded
	Interest Rate	Costs	Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(9.1)	$2.6	$(2.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense (a)	2.7	—	—	2.7
Amortization of Prior Service Cost (Credit)	—	(1.8)	—	(1.8)
Amortization of Actuarial (Gains) Losses	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.7	(1.1)	—	1.6
Income Tax (Expense) Benefit	1.0	(0.4)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.7	(0.7)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	1.7	(0.7)	(1.0)	—
Balance in AOCI as of December 31, 2016	$(7.4)	$1.9	$(3.9)	$(9.4)

(a) Amounts reclassified to the referenced line item on the statements of income.
(b) See Note 2 - New Accounting Pronouncements for additional information.